Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Net sales
Net sales	$ 127,892	$ 157,460	$ 378,422	$ 475,923
Cost of sales
Cost of sales	78,123	80,051	225,047	240,890
Gross profit	49,769	77,409	153,375	235,033
Operating expenses
Research and development, net	19,562	23,620	65,059	70,234
Selling, general and administrative	48,343	59,741	155,630	173,217
Goodwill impairment	386,154		386,154
Total operating expenses	454,059	83,361	606,843	243,451
Operating loss	(404,290)	(5,952)	(453,468)	(8,418)
Financial income (expenses), net	(167)	289	(847)	2,796
Loss before income taxes	(404,457)	(5,663)	(454,315)	(5,622)
Income tax expenses (benefit)	(343)	586	(2,250)	3,084
Share in profits (losses) of associated companies	(952)	(733)	(2,740)	495
Net loss	(405,066)	(6,982)	(454,805)	(8,211)
Net loss attributable to non-controlling interests	(4)	(41)	(54)	(152)
Net loss attributable to Stratasys Ltd.	$ (405,062)	$ (6,941)	$ (454,751)	$ (8,059)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted (in Dollars per share)	$ (7.35)	$ (0.13)	$ (8.29)	$ (0.15)
Weighted average ordinary shares outstanding - basic and diluted (in Shares)	55,086	54,394	54,851	54,201
Comprehensive loss
Net loss	$ (405,066)	$ (6,982)	$ (454,805)	$ (8,211)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	1,056	(954)	(611)	(1,398)
Unrealized gains (losses) on derivatives designated as cash flow hedges	(1,851)	34	(962)	1,184
Other comprehensive income (loss), net of tax	(795)	(920)	(1,573)	(214)
Comprehensive loss	(405,861)	(7,902)	(456,378)	(8,425)
Less: comprehensive loss attributable to non-controlling interests	(4)	(41)	(54)	(152)
Comprehensive loss attributable to Stratasys Ltd.	(405,857)	(7,861)	(456,324)	(8,273)
Products
Net sales
Net sales	83,548	106,346	240,597	321,778
Cost of sales
Cost of sales	47,339	44,341	126,556	135,605
Services
Net sales
Net sales	44,344	51,114	137,825	154,145
Cost of sales
Cost of sales	$ 30,784	$ 35,710	$ 98,491	$ 105,285